Earnings Per Common Share Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following is a reconciliation of the basic and diluted earnings per share computations (amounts in thousands, except per share amounts):

	June 30,
Six Months Ended	2021	2020
Net income (loss) for basic and diluted earnings per share	$54,876	$(169,754)

Common shares outstanding and common stock equivalents:
Weighted average shares basic	10,628	7,379
Effect of dilutive securities	279	—
Weighted average common shares - diluted	10,907	7,379

Income (loss) per share:
Basic	$5.16	$(23.01)
Diluted	$5.03	$(23.01)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The following is a summary of anti-dilutive equity awards not included in detailed earnings per share computations for the six months ended June 30, 2021 and 2020 (in thousands).

	June 30,
	2021	2020
Anti-dilutive equity awards	105	267